Schedule 1-Condensed Financial Statement of Bright Scholar Education Holdings Limited (Details) - Schedule of Condensed Income Statement of Parent Company - Bright Scholar Education Holdings Limited [Member]
¥ in Thousands, $ in Thousands
	1 Months Ended
	Aug. 31, 2022 CNY (¥)	Aug. 02, 2022 USD ($)	Aug. 31, 2021 CNY (¥)	Aug. 31, 2020 CNY (¥)
Condensed Income Statements, Captions [Line Items]
Other operating income	¥ 2,677	$ 389	¥ 3,276	¥ 2,147
Selling, general and administrative expenses	(10,355)	(1,503)	(10,768)	2,805
Other expenses	(263)	(38)		(26)
Interest income/(expense), net	(236,592)	(34,344)	(56,635)	8,792
Investment income	1,564	227	3,936	1,617
Equity in earnings(loss) of subsidiaries and VIEs	(466,371)	(67,698)	7,386	145,670
Net income/ (loss)	(709,340)	(102,967)	(52,805)	161,005
Other comprehensive income/(loss)	(133,923)	(19,440)	(17,047)	106,416
Comprehensive income/(loss)	¥ (843,263)	$ (122,407)	¥ (69,852)	¥ 267,421